Commitments and Contingencies - Restricted Assets (Parenthetical) (Detail) (Securities Pledged as Collateral, USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities Pledged as Collateral
Loss Contingencies [Line Items]
Fair value of loaned securities	$ 396.1	$ 601.8	$ 1,000.0
Fair value of securities delivered as collateral	$ 916.5	$ 1,000.0	$ 1,300.0